Information Related to DSUs (Detail) (Deferred Share Unit)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	357,740	396,306
Number of PSUs\DSUs, granted	76,035	167,435
Number of PSUs\DSUs\RSUs units, in lieu of dividends	4,145	6,821
Number of PSUs, forfeited	(2,372)
Number of DSUs redeemed	(103,327)	(212,822)
Ending Balance	332,221	357,740